INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of intangible assets

							Consolidated
	Goodwill	Customer relationships	Software	Trademarks and patents	Rights and licenses (*)	Others	Total
Balance at December 31, 2019	3,606,156	246,139	53,859	153,103	3,170,960	1,564	7,231,781
Cost	3,846,563	585,407	171,152	153,103	3,189,789	1,564	7,947,578
Accumulated amortization	(131,077)	(339,268)	(117,293)		(18,829)		(606,467)
Adjustment for accumulated recoverable value	(109,330)						(109,330)
Balance at December 31, 2019	3,606,156	246,139	53,859	153,103	3,170,960	1,564	7,231,781
Effect of foreign exchange differences		94,998	584	62,429		638	158,649
Acquisitions and expenditures			1,837				1,837
Transfer of property, plant and equipment			633		4,000		4,633
Amortization (note 27)		(63,096)	(11,248)		(5,611)		(79,955)
Others						(151)	(151)
Balance at December 31, 2020	3,606,156	278,041	45,665	215,532	3,169,349	2,051	7,316,794
Cost	3,846,563	823,540	182,059	215,532	3,193,787	2,051	8,263,532
Accumulated amortization	(131,077)	(545,499)	(136,394)		(24,438)		(837,408)
Adjustment for accumulated recoverable value	(109,330)						(109,330)
Balance at December 31, 2020	3,606,156	278,041	45,665	215,532	3,169,349	2,051	7,316,794
Effect of foreign exchange differences		(1,835)	(24)	(1,923)		(18)	(3,800)
Acquisitions and expenditures			3,302		27		3,329
Transfer of property, plant and equipment			29,840				29,840
Amortization (note 27)		(68,294)	(12,343)		(21,843)		(102,480)
Disposals						(63)	(63)
Transfers to other asset categories	39,814				(39,814)
Business Combination Elizabeth (note 4)	83,266				330,164		413,430
Balance at December 31, 2021	3,729,236	207,912	66,440	213,609	3,437,883	1,970	7,657,050
Cost	3,969,643	816,206	221,712	213,609	3,484,778	1,970	8,707,918
Accumulated amortization	(131,077)	(608,294)	(155,272)		(46,895)		(941,538)
Adjustment for accumulated recoverable value	(109,330)						(109,330)
Balance at December 31, 2021	3,729,236	207,912	66,440	213,609	3,437,883	1,970	7,657,050
(*)	Composed mainly of mining rights. Amortization is based on production volume.

Schedule of average useful life by nature	The average useful life by nature is as follows (in years):
		Consolidated
	12/31/2021	12/31/2020
Software	9	9
Customer relationships	13	13

The CGUs with intangible assets in this situation are shown below:

Goodwill arising from expected future profitability of acquired companies and intangible assets with indefinite useful lives (brands) were allocated to CSN’s cash generating units (CGUs) which represent the lowest level of assets or group of assets of the Company. According to IAS36, when a CGU has an intangible asset with no defined useful life allocated, the Company must perform an impairment test. The CGUs with intangible assets in this situation are shown below:

							Consolidated
		Goodwill		Trademarks		Total
Cash generating unity	Segment	12/31/2021	12/31/2020	12/31/2021	12/31/2020	12/31/2021	12/31/2020

Packaging (1)	Steel	158,748	158,748			158,748	158,748
Long steel (2)	Steel	235,595	235,595	213,609	215,532	449,204	451,127
Mining (3)	Mining	3,236,402	3,196,588			3,236,402	3,196,588
Other Steel (4)	Steel	15,225	15,225			15,225	15,225
Cements (5)	Cement	83,266				83,266
		3,729,236	3,606,156	213,609	215,532	3,942,845	3,821,688

(1)	The goodwill of the Packaging cash-generating unit is shown net of impairment loss in the amount of R$109,330, recognized in 2011.

(2)	The goodwill and trademark that are recorded in line-item intangible assets at long steel segment, those transactions are derived from the business combination of Stahlwerk Thuringen GmbH ("SWT") and Gallardo Sections CSN. The assets mentioned are considered to have indefinite useful lives as they are expected to contribute indefinitely to the Company's cash flows.

(3)	Refers to the goodwill based on expectations for future profitability, resulting from the acquisition of Namisa by CSN Mineração concluded in December 2015, which recoverability is tested annually.

(4)	On November 29, 2019, CSN acquired the stake held by CKTR Brasil Serviços Ltda., corresponding to 50% of CBSI's shares, and now holds 100% of CBSI's share capital.

(5)	In the acquisition of Elizabeth Cimentos S.A. in August 2021 goodwill was generated for future profitability in the acquirer CSN Cimentos S.A..

Schedule of main assumptions for intangible asstes impairment

	Packaging	Mining	Other Steelmaking	Flat Steel (*)	Flat Steel (*)	Logistics	Cement
Measurement of recoverable value	Discounted Cash Flow	Discounted Cash Flow	Discounted Cash Flow	Discounted Cash Flow	Discounted Cash Flow	Discounted Cash Flow	Discounted Cash Flow
Cash flow projection	Until 2031 + perpetuity	Until 2064	Until 2031 + perpetuity	Until 2031 + perpetuity	Until 2034 + perpetuity	Until 2027	by 2050
Gross Margin	Gross margin updated based on historical data, impacts of business restructuring and market trends	It reflects projection of costs due to the progress of the mining plan as well as startup and project ramp up. Prices and exchange rates projected according to sectoral reports.	Gross margin updated based on historical data and market trends	Gross margin updated based on historical data and market trends	Gross margin updated based on historical data and market trends	Estimated based on market study to capture cargo and operating costs according to market trend studies	Gross margin updated based on historical data and market trends
Cost atualization	Cost based on historical data of each product and impacts of business restructuring	Update of costs based on historical data, progress of the mining plan as well as startup and project ramp up	Updated costs based on historical data and market trends	Updated costs based on historical data and market trends	Updated costs based on historical data and market trends	Study-based costs and market trends	Study-based costs and market trends
Perpetual growth rate	1% growth.	Without perpetuity	Without growth	Without growth	Without growth	Without perpetuity	Without perpetuity
Discount rate	For metal packaging, the cash flow considered a discount rate around 9,22% p.a. in real terms. For mining, flat steel and other steel (CBSI), cash flows considered a discount rate between 7% and 9.5% p.a. in nominal terms. For the logistic segment, cash flow was discounted using a discount rate between 5.87% and 6.40% p.a. in real terms. The discount rate was based on the weighted average cost of capital ("WACC") that reflects the specific risk of each segment.

(*)	refer to the assets of the subsidiary Lusosider, located in Portugal, and the assets of Stahlwerk Thüringen (SWT) located in Germany. The discount rate was applied to the discounted cash flow prepared in Euros, the functional currency of this subsidiary.

(**)	refer to the assets of the subsidiary FTL - Ferrovia Transnordestina Logística SA